Schedule of Investments (unaudited)	iShares® MSCI Global Silver and Metals Miners ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 67.2%
Agnico Eagle Mines Ltd.	105,159	$7,443,522
Dundee Precious Metals Inc.	1,307,366	9,317,844
Eldorado Gold Corp.(a)	1,289,746	15,277,733
Endeavour Silver Corp.(a)(b)	1,399,670	10,543,435
First Majestic Silver Corp.	1,501,682	26,899,879
Fortuna Silver Mines Inc.(a)(b)	1,571,253	10,951,492
Kinross Gold Corp.	537,976	4,333,021
Lundin Gold Inc.(a)(b)	617,931	6,168,824
MAG Silver Corp.(a)(b)	717,450	15,387,715
New Gold Inc.(a)(b)	5,486,892	11,627,369
Orla Mining Ltd.(a)	924,789	4,363,476
Pan American Silver Corp.	1,595,608	53,809,917
Seabridge Gold Inc.(a)	458,671	8,759,190
Silvercorp Metals Inc.	1,485,871	9,655,302
SilverCrest Metals Inc.(a)(b)	1,162,012	11,484,974
SSR Mining Inc.	1,521,896	27,904,471
Victoria Gold Corp.(a)(b)	287,270	4,189,974
Wheaton Precious Metals Corp.	193,685	9,182,021
Yamana Gold Inc.	478,143	2,481,650
		249,781,809
Japan — 3.6%
Asahi Holdings Inc.	613,600	13,307,672

Mexico — 4.6%
Industrias Penoles SAB de CV(a)	1,133,104	17,203,634

Peru — 2.6%
Cia. de Minas Buenaventura SAA, ADR(a)	128,996	1,486,034
Hochschild Mining PLC	2,925,619	8,148,584
		9,634,618
Russia — 0.7%
Polymetal International PLC	109,170	2,588,826

South Africa — 0.5%
Harmony Gold Mining Co. Ltd.	324,990	1,738,699

Security	Shares	Value

United Kingdom — 1.0%
SolGold PLC(a)(b)	7,685,754	$3,782,620

United States — 19.4%
Coeur Mining Inc.(a)(b)	1,570,312	16,331,245
Hecla Mining Co.	4,036,701	36,330,309
Newmont Corp.	265,874	19,536,421
		72,197,975
Total Common Stocks — 99.6%
(Cost: $283,296,094)		370,235,853

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	16,496,403	16,506,301
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	120,000	120,000
		16,626,301
Total Short-Term Investments — 4.5%
(Cost: $16,618,576)		16,626,301

Total Investments in Securities — 104.1%
(Cost: $299,914,670)		386,862,154

Other Assets, Less Liabilities — (4.1)%.		(15,372,240)

NetAssets — 100.0%		$371,489,914

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,943,086	$—	$(5,426,886	)(a)	$(8,623)	$(1,276)	$16,506,301	16,496,403	$327,106	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	(20,000	)(a)	—	—	120,000	120,000	59		—
					$(8,623)	$(1,276)	$16,626,301		$327,165		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Silver and Metals Miners ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	6	06/17/21	$1,171	$6,761

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$340,669,452	$29,566,401	$—	$370,235,853
Money Market Funds	16,626,301	—	—	16,626,301
	$357,295,753	$29,566,401	$—	$386,862,154
Derivative financial instruments(a)
Assets
Futures Contracts	$6,761	$—	$—	$6,761

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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